Due to Owners, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to owners, net	$ 11,003	$ 12,775
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	897	884
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 10,106	$ 11,891